Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Carrying Amounts and Fair values of Group's Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Financial assets

Short-term deposits*	other financial assets at amortized cost	—	24,448	—	24,448
Bonds	other financial assets at amortized cost	12,123	—	12,113	—
Positive market value forward contracts*	At fair value through profit or loss (FVTPL)	—	914	—	914
Accounts receivable	other financial assets at amortized cost	682	1,250	682	1,250
Other current/non-current assets	other financial assets at amortized cost	691	1,586	691	1,586

Total financial assets**		13,496	28,198	13,486	28,198

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Financial liabilities
Accounts payable	other financial liabilities at amortized cost	11,624	10,052	11,624	10,052
Other current liabilities	other financial liabilities at amortized cost	727	962	727	962
Other financial liabilities	At fair value through profit or loss (FVTPL)	27,859	16,869	27,859	16,869

Total financial liabilities		40,210	27,883	40,210	27,883

*
“Short-term deposits” are classified within Other financial assets. “Bonds” are classified within Other financial assets. “Positive market value forward contract” are classified in Other current assets. “Negative market value forward contracts” are classified in Other current liabilities.

**	Financial assets, other than cash and cash equivalents.